LONG-TERM DEBT - Summary of interest rates on the debt, excluding the impact of swaps and commitment fees - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Effective interest rate	4.80%	4.07%	3.76%
Minimum
Debt Instrument [Line Items]
Range of interest rates (excluding impact of swaps and unused commitment fees)	4.50%	3.35%	2.83%
Maximum
Debt Instrument [Line Items]
Range of interest rates (excluding impact of swaps and unused commitment fees)	5.64%	5.56%	4.25%